Note I - Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note I - Income Taxes

The provision for income taxes consists of the following components:

	2013	2012	2011
Current tax expense	$2,795	$2,968	$1,723
Deferred tax (benefit) expense	144	(206)	340
Total income taxes	$2,939	$2,762	$2,063

The source of deferred tax assets and deferred tax liabilities at December 31:

	2013	2012
Items giving rise to deferred tax assets:
Allowance for loan losses	$2,139	$2,394
Deferred compensation	1,847	1,709
Deferred loan fees/costs	290	322
Depreciation	15	-
Other real estate owned	403	554
Other	205	199
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(185)	(156)
FHLB stock dividends	(1,081)	(1,081)
Unrealized gain on securities available for sale	(128)	(828)
Depreciation	-	(146)
Prepaid expenses	(5)	(73)
Intangibles	(412)	(363)
Other	(1)	-
Net deferred tax asset	$3,087	$2,531

The Company determined that it was not required to establish a valuation allowance for deferred tax assets since management believes that the deferred tax assets are likely to be realized through a carry back to taxable income in prior years or the future reversals of existing taxable temporary differences.

The difference between the financial statement tax provision and amounts computed by applying the statutory federal income tax rate of 34% to income before taxes is as follows:

	2013	2012	2011
Statutory tax	$3,757	$3,337	$2,685
Effect of nontaxable interest	(330)	(314)	(299)
Nondeductible interest expense	8	12	16
Income from bank owned insurance, net	(195)	(100)	(169)
Effect of nontaxable life insurance death proceeds	(154)	-	-
Effect of state income tax	76	53	56
Tax credits	(230)	(250)	(245)
Other items	7	24	19
Total income taxes	$2,939	$2,762	$2,063

At December 31, 2013 and December 31, 2012, the Company had no unrecognized tax benefits. The Company does not expect the amount of unrecognized tax benefits to significantly change within the next twelve months. The Internal Revenue Service has proposed that Loan Central, as a tax return preparer, be assessed a penalty for allegedly negotiating or endorsing checks issued by the U.S. Treasury to taxpayers.  The penalty, if formally assessed in the amount proposed, would amount to approximately $1.2 million.  Based on consultation with legal counsel, management feels that it is highly unlikely that the penalty recommendation will be sustained or an assessment issued.  Therefore, the Company did not recognize any interest and/or penalties related to income tax matters for the periods presented.

The Company is subject to U.S. federal income tax as well as West Virginia state income tax.  The Company is no longer subject to federal or state examination for years prior to 2010.  The tax years 2010-2012 remain open to federal and state examinations.